---------------------------
                          The latest report from your
                             Fund's management team
                          ---------------------------



                                  ANNUAL REPORT
--------------------------------------------------------------------------------





                                 Growth Trends
                                      Fund



                                OCTOBER 31, 2000

                              [LOGO] John Hancock
                              -------------------
                               JOHN HANCOCK FUNDS

                    -----------------------------------------
                                    TRUSTEES
                              Dennis S. Aronowitz*
                                Stephen L. Brown
                            Richard P. Chapman, Jr.
                              William J. Cosgrove*
                                Leland O. Erdahl
                               Richard A. Farrell
                                Maureen R. Ford
                                 Gail D. Fosler
                               William F. Glavin
                               Dr. John A. Moore
                             Patti McGill Peterson
                                 John W. Pratt*
                        *Members of the Audit Committee

                                    OFFICERS
                                Stephen L. Brown
                                    Chairman
                                Maureen R. Ford
                          Vice Chairman, President and
                            Chief Executive Officer
                               William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                       Brown Brothers Harriman & Company
                                40 Water Street
                          Boston, Massachusetts 02109

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                            SUB-INVESTMENT ADVISERS
                          American Fund Advisors, Inc.
                               1415 Kellum Place
                          Garden City, New York 11530

                                Mercury Advisors
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                               160 Federal Street
                          Boston, Massachusetts 02110
                   -------------------------------------------

===================================CEO CORNER===================================

 DEAR FELLOW SHAREHOLDERS:

After providing investors with sky-high returns for the last five years, the financial markets have brought investors back down to earth in 2000. Rising interest rates and oil prices, the prospects of a slowing economy and earnings fears all caught up with pricey growth stocks - technology in particular. A dramatic plunge in the spring and again in the fall caused the major indexes to end October in negative territory for the year to date. The tech-heavy NASDAQ Composite Index was hardest hit, returning -17.19% year to date through October.

But there is a silver lining. Investors have finally turned their attention to broader swaths of the market, including old economy stocks in sectors like financials, health care and energy, that combined both strong fundamentals and more attractive valuation levels. Since April, less expensive value stocks have outperformed growth stocks.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

Bonds also began to make a comeback as the year progressed and investors grew more confident that the series of Fed rate hikes might be coming to an end. Pockets of strength have emerged there, including municipal bonds and longer-maturity Treasury bonds. The 30-year bond, for instance, returned 13.53% year to date through October.

The market's shifts in leadership so far this year highlight one of the key investment tenets that we can't emphasize enough: investing should be a marathon, not a sprint. If your portfolio is diversified and you have an up-to-date financial plan crafted with an investment professional to meet your goals, it becomes easier to ride out the market's short-term ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/s/Maureen R. Ford
------------------
MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER

================================================================================

                                  John Hancock
                               Growth Trends Fund

                  Fund debuts in mixed investment environment
                  -------------------------------------------

The three industry groups that make up John Hancock Growth Trends Fund - financials, health care and technology - posted mixed results from the Fund's inception September 22, 2000 through October 31, 2000. Overall, the market struggled against a number of cross currents including evidence of an economic slowdown, expectations for steady interest rates, uncertainty over the upcoming elections and rising energy costs. Financial stocks benefited primarily from anticipation that interest rates had stopped rising, but also from strong demand as investors increasingly sought out companies that produced stable and predictable earnings. Health-care stocks, too, got a lift from investors looking for shelter against slower economic growth. Technology stocks slumped in response to concerns that the slowing economy would weaken profitability for the group. Against that backdrop, the Fund's Class A, Class B and Class C shares posted total returns of -4.60%, -4.60% and -4.60%, respectively, at net asset value from inception September 22, 2000 through October 31, 2000.

What follows are reports by each management team on their investment strategies and stock selections for the portion of the Fund that they manage.

Financials - by James K. Schmidt, CFA,
Portfolio Management Team Leader

In choosing financial stocks for the Fund, we target companies that are poised to benefit from one or more important changes currently affecting the industry: strong demand, deregulation and consolidation. A greater portion of the population in the United States, Europe and Japan is just beginning to move into years when they are peak consumers of financial services and products. On the deregulation front, the passage of the Gramm-Leach-Bliley Act last year broke down Depression-era barriers that prevented banks, insurance companies and securities brokers from affiliating. We believe this signals the beginning of a lengthy period of consolidation, featuring combinations among commercial banks, securities brokers and insurance companies. Not only will those companies that merge, acquire or are acquired be expected to benefit from this trend, but we also believe that consolidation will encourage all companies to become more profitable and cost-effective. In choosing stocks for the Fund, we look for companies that are leaders in their industry and have a bright outlook for growth. Although acquisition potential isn't our primary criterion in considering a

"...we have built significant positions in brokerage stocks..."

================================================================================

                    John Hancock Funds - Growth Trends Fund


"Our focus is on companies that have new medical products that support their growth prospects."

--------------------------------------------------------------------------------
[Table at top left-hand column entitled "Top Five Stock Holdings." The first listing is Bristol-Myers Squibb 3.5%, the second is Eli Lilly 3.4%, the third Pfizer 3.3%, the fourth Amgen 2.6% and the fifth Schering AG 2.2%. A note below the table reads "As a percentage of net assets on October 31, 2000."]
--------------------------------------------------------------------------------

stock, it is likely that a number of our holdings will receive takeover bids.

In the early stages of the Fund, we have built significant positions in brokerage stocks Charles Schwab and Morgan Stanley Dean Witter. Schwab has evolved from its "discount brokerage" roots to become a value-added provider that, unlike typical electronic brokers, attracts customers for other reasons than price. For the first time, it is making significant inroads into serving high-net-worth investors. Morgan Stanley stock has weakened because of concern about the impact of the sell-off in technology stocks on the firm's investment banking business. But we feel Morgan's diversified business mix will help to protect earnings until some of the more market-sensitive areas rebound. We recently have adopted a more positive outlook on property and casualty insurance companies, such as American International Group, which are benefiting from long-awaited pricing increases. Among U.S. commercial banks, we have concentrated on those, such as Mellon Financial and Northern Trust, that have substantial growth opportunities in non-banking areas like trust, custody and investment management. We have also invested nearly 8% of the financial portfolio in European banks. We think these institutions will benefit from the move toward pan-European banking and the likelihood of a stronger currency next year.

Health care - by Jordan Schreiber, CFA,
Portfolio Management Team Leader

The health-care sector provides excellent growth opportunities because of the long-term trends of the aging population and revolutionary scientific advances. Our focus is on companies that have new medical products that support their growth prospects. For example, Eli Lilly has a new drug in advanced development that treats septic shock, a condition that kills thousands of people each year. QLT, Inc. has a treatment for halting the progression of a form of macular degeneration, a condition that is the leading cause of blindness in the United States. Emisphere Technologies has an innovative, patent-protected method of delivering drugs orally rather than by injection.

         We have emphasized investments in large pharmaceutical companies. In a slowing economy these companies provide stable, predictable and superior earnings growth and help cushion against economic and stock-market downturns, because people need drugs no matter what the business climate. We built positions in Bristol-Myers Squibb, Pfizer and Eli Lilly. We also invested in biotechnology companies such as Amgen, COR Therapeutics and OSI Pharmaceuticals. These companies have new drug developments that are focused on treatments for cancer, heart disease and kidney disease. Hospital management companies also present an especially attractive area of investment for us. Legislation is likely that would restore Medicare funds to hospitals, HMOs and other service providers, offsetting some of the cutbacks that took place two years ago. As a result, one of our

================================================================================

                    John Hancock Funds - Growth Trends Fund


--------------------------------------------------------------------------------
[Bar chart at top of left hand column with the heading "Fund Performance". Under the heading is a note that reads "From inception September 22, 2000 through October 31, 2000." The chart is scaled in increments of 1% with -5% at the bottom and 1% at the top. The first bar represents the -4.60% total return for John Hancock Growth Trends Fund Class A. The second bar represents the -4.60% total return for John Hancock Growth Trends Fund Class B. The third bar represents the -4.60% total return for John Hancock Growth Trends Fund Class C. A note below the chart reads "Total returns for John Hancock Growth Trends Fund are at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

largest holdings in the Fund is HCA-The Healthcare Company, a prospective beneficiary of this protective action.

Technology - by Marc Klee, CFA,
Barry Gordon and Alan Loewenstein, CFA

We believe the key to investing in technology is to keep our eyes focused on the basics. We avoid falling under the spell of technology as a phenomenon, or swooning over each new idea, such as the Internet. Instead, we draw on our decades of industry and investment experience, using in-depth research and fundamental analysis to understand a company and the environment in which it operates. We then determine its true value and what we're willing to pay for it. This includes realistically assessing a company's long-term business prospects and its potential for profit growth.

         Some of the companies that have met our investment criteria since the Fund's inception are business software maker i2 Technologies, Web performance management program maker Mercury Interactive and EMC, the leading maker of computer data-storage devices for large systems. We also built a significant weighting in companies involved with fiber-optical networking, such as Nortel Networks, JDS Uniphase and Corning, Inc. Fiber optics, which transfer information down glass fibers at the speed of light, are now the most efficient way to move large volumes of communication traffic. As a result, companies within the industry should benefit from a quick shift to broadband-centric networks by the world's largest telecommunications carriers.

Outlook

By the end of October, there was growing evidence that previous interest-rate hikes had slowed economic growth and removed the impetus for the Federal Reserve to continue to raise interest rates. Over the next six months, we believe that economic growth will continue to moderate and that interest rates will stabilize, if not decline. That macroeconomic backdrop, coupled with a continued trend toward consolidation, should bode well for the financial group. We are also optimistic for health care. We think that demand for health-care stocks will remain strong as investors look for companies that can supply steady, predictable earnings growth in a slowing economy. History shows that tech stocks, too, eventually tend to do well in periods of slow but positive economic growth, as investors look to them for better-than-average earnings growth.

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.


"We also built a significant weighting in companies involved with fiber-optical networking..."

================================================================================

                    John Hancock Funds - Growth Trends Fund

--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Growth Trends Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (maximum 1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.



--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
For the period ended October 31, 2000
                                                                   SINCE
                                                                 INCEPTION
                                                                 (9/22/00)
                                                                 ---------
Cumulative Total Return                                           (9.40%)
Average Annual Total Return(1)                                    (9.40%)(2)

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------
For the period ended October 31, 2000
                                                                   SINCE
                                                                 INCEPTION
                                                                 (9/22/00)
                                                                 ---------
Cumulative Total Return                                           (9.37%)
Average Annual Total Return(1)                                    (9.37%)(2)

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
For the period ended October 31, 2000
                                                                   SINCE
                                                                 INCEPTION
                                                                 (9/22/00)
                                                                 ---------
Cumulative Total Return                                           (6.49%)
Average Annual Total Return(1)                                    (6.49%)(2)

Notes to Performance

(1) The Adviser has voluntarily agreed to limit the Fund's total expenses
    (excluding 12b-1 fees) to 1.35% of the Fund's average daily net assets. Without the limitation of expenses the average non-annualized total returns would have been (9.41%) for Class A shares, (9.38%) for Class B shares and (6.50%) for
    Class C shares.

(2) Not annualized.


                                       6

================================================================================

                    John Hancock Funds - Growth Trends Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The chart on the right shows how much a $10,000 investment in the John Hancock
Growth Trends Fund would be worth, assuming all distributions were reinvested for the period indicated, as of October 31, 2000. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index - an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. It is not possible to invest in an index.
Past performance is not indicative of future results.

                                Class A        Class B        Class C
--------------------------------------------------------------------------------
Inception Date                  9/22/00        9/22/00        9/22/00
--------------------------------------------------------------------------------
Without Sales Charge            $9,540         $9,540         $9,540
--------------------------------------------------------------------------------
With Maximum Sales Charge       $9,060         $9,063         $9,350
--------------------------------------------------------------------------------
Standard & Poor's 500 Index     $9,958         $9,958         $9,958
--------------------------------------------------------------------------------


                                       7

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Growth Trends Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 2000
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Common stocks (cost - $271,375,331)...........................   $259,032,898
  Repurchase agreement (cost - $4,333,000) .....................      4,333,000
                                                                 --------------
                                                                    263,365,898
 Receivable for investments sold ...............................      2,416,295
 Receivable for shares sold ....................................        443,803
 Dividends receivable ..........................................         83,020
 Interest receivable ...........................................            790
 Deferred offering costs - Note A ..............................         93,742
                                                                 --------------
                              Total Assets .....................    266,403,548
                              -------------------------------------------------
Liabilities:
 Due to custodian ..............................................        172,255
 Payable for shares repurchased ................................         54,422
 Payable for investments purchased .............................        828,468
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B ......................................        327,109
 Accounts payable and accrued expenses .........................        150,799
                                                                 --------------
                              Total Liabilities ................      1,533,053
                              -------------------------------------------------
Net Assets:
 Capital paid-in ...............................................    277,342,115
 Accumulated net realized loss on investments and
  foreign currency transactions ................................       (332,187)
 Net unrealized depreciation of investments
  and foreign currency .........................................    (12,336,131)
 Undistributed net investment income                                    196,698
                                                                 --------------
                              Net Assets .......................   $264,870,495
                              =================================================

Net Asset Value Per Share:
 (Based on net asset values and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with no par value)
 Class A - $86,010,984/9,014,888 ...............................          $9.54
 ==============================================================================
 Class B - $125,429,652/13,152,833 .............................          $9.54
 ==============================================================================
 Class C - $53,429,859/5,603,121 ...............................          $9.54
 ==============================================================================
 Maximum Offering Price Per Share
 Class A * - ($9.54/95%) .......................................         $10.04
 ==============================================================================
 Class C - ($9.54/99%) .........................................          $9.64
 ==============================================================================

* On single retail sales, of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations For the
period September 22, 2000 (commencement
of operations) to October 31, 2000
--------------------------------------------------------------------------------

Investment Income:
 Interest ......................................................       $476,345
 Dividends .....................................................        102,380
                                                                 --------------
                                                                        578,725
                                                                 --------------
 Expenses:
  Investment management fee - Note B ...........................        260,426
  Distribution and service fee - Note B
   Class A .....................................................         25,280
   Class B .....................................................        123,662
   Class C .....................................................         52,497
   Transfer agent fee - Note B .................................         50,000
   Auditing fee ................................................         20,000
   Organizational expense - Note A .............................         10,258
   Printing ....................................................         10,000
   Registration and filing fees ................................         10,000
   Custodian fee ...............................................          7,000
   Offering costs - Note A .....................................          5,000
   Accounting and legal services fee - Note B ..................          4,693
   Trustees' fees ..............................................            100
   Legal fees ..................................................            100
   Miscellaneous ...............................................             49
                                                                 --------------
                              Total Expenses ...................        579,065
                              -------------------------------------------------
                              Less Expense Reduction -
                              Note B ...........................        (26,051)
                              -------------------------------------------------
                              Net Expenses .....................        553,014
                              -------------------------------------------------
                              Net Investment Income ............         25,711
                              -------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
 Net realized loss on investments sold .........................       (332,187)
 Net realized loss on foreign currency transactions ............        (40,670)
 Change in net unrealized appreciation (depreciation)
  of investments ...............................................    (12,342,433)
 Change in net unrealized appreciation (depreciation)
  of foreign currency ..........................................          6,302
                                                                 --------------
                              Net Realized and Unrealized
                              Loss on Investments and
                              Foreign Currency Transactions ....    (12,708,988)
                              -------------------------------------------------
                              Net Decrease in Net Assets
                              Resulting from Operations ........   ($12,683,277)
                              =================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       8

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Growth Trends Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                                    PERIOD ENDED
                                                                                                                 OCTOBER 31, 2000(1)
                                                                                                                 ------------------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income ........................................................................................       $25,711
 Net realized loss on investments sold and foreign currency transactions ......................................      (372,857)
 Change in net unrealized appreciation (depreciation) of investments and foreign currency transactions ........   (12,336,131)
                                                                                                                -------------
  Net Decrease in Net Assets Resulting from Operations ........................................................   (12,683,277)
                                                                                                                -------------
From Fund Share Transactions - Net: * .........................................................................   277,553,772
                                                                                                                -------------
Net Assets:
 End of period (including undistributed net investment income of $196,698) ....................................  $264,870,495
                                                                                                                =============

*Analysis of Fund Share Transactions:



                                                                                                        PERIOD ENDED
                                                                                                     OCTOBER 31, 2000(1)
                                                                                          ------------------------------------------
                                                                                                SHARES                 AMOUNT
                                                                                          ------------------      ------------------

CLASS A
 Shares sold ...........................................................................       9,089,790             $90,800,820
 Less shares repurchased ...............................................................         (74,902)               (721,825)
                                                                                          --------------         ---------------
 Net increase ..........................................................................       9,014,888             $90,078,995
                                                                                          ==============         ===============
CLASS B
 Shares sold ...........................................................................      13,245,850            $132,402,084
 Less shares repurchased ...............................................................         (93,017)               (922,621)
                                                                                         ---------------         ---------------
 Net increase ..........................................................................      13,152,833            $131,479,463
                                                                                         ===============         ===============
CLASS C
 Shares sold ...........................................................................       5,615,948             $56,117,981
 Less shares repurchased ...............................................................         (12,827)               (122,667)
                                                                                         ---------------         ---------------
 Net increase ..........................................................................       5,603,121             $55,995,314
                                                                                         ===============         ===============


(1) Class A, Class B and Class C shares began operations on September 22, 2000.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the Fund began operations. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and redeemed during the last two periods, along with the corresponding dollar value.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       9

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Growth Trends Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                             PERIOD ENDED
                                                                                          OCTOBER 31, 2000(1)
                                                                                          -------------------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..................................................         $10.00
                                                                                                 ------
 Net Investment Income(2) ..............................................................           0.01
 Net Realized and Unrealized Loss on Investments
  and Foreign Currency Transactions ....................................................          (0.47)
                                                                                                 ------
  Total from Investment Operations .....................................................          (0.46)
                                                                                                 ------
 Net Asset Value, End of Period ........................................................          $9.54
                                                                                                 ======
 Total Investment Return at Net Asset Value(3) .........................................         (4.60%)(4)
 Total Adjusted Investment Return at Net Asset Value(3,5) ..............................         (4.61%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ..............................................        $86,011
 Ratio of Expenses to Average Net Assets ...............................................          1.65%(6)
 Ratio of Adjusted Expenses to Average Net Assets(7) ...................................          1.75%(6)
 Ratio of Net Investment Income to Average Net Assets ..................................          0.57%(6)
 Ratio of Adjusted Net Investment Income to Average Net Assets(7) ......................          0.47%(6)
 Portfolio Turnover Rate ...............................................................            11%
 Fee Reduction Per Share(2) ............................................................             - (8)

CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..................................................         $10.00
                                                                                                 ------
 Net Investment Loss(2) ................................................................             - (8)
 Net Realized and Unrealized Loss on Investments
  and Foreign Currency Transactions ....................................................          (0.46)
                                                                                                 ------
  Total from Investment Operations .....................................................          (0.46)
                                                                                                 ------
 Net Asset Value, End of Period ........................................................          $9.54
                                                                                                 ======
 Total Investment Return at Net Asset Value(3) .........................................         (4.60%)(4)
 Total Adjusted Investment Return at Net Asset Value(3,5) ..............................         (4.61%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ..............................................       $125,430
 Ratio of Expenses to Average Net Assets ...............................................          2.34%(6)
 Ratio of Adjusted Expenses to Average Net Assets(7) ...................................          2.44%(6)
 Ratio of Net Investment Loss to Average Net Assets ....................................         (0.13%)(6)
 Ratio of Adjusted Net Investment Loss to Average Net Assets(7) ........................         (0.23%)(6)
 Portfolio Turnover Rate ...............................................................            11%
 Fee Reduction Per Share(2) ............................................................             - (8)


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       10

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Growth Trends Fund



Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                             PERIOD ENDED
                                                                                          OCTOBER 31, 2000(1)
                                                                                          -------------------

CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period ..................................................        $10.00
                                                                                                ------
 Net Investment Loss(2) ................................................................            - (8)
 Net Realized and Unrealized Loss on Investments
  and Foreign Currency Transactions ....................................................         (0.46)
                                                                                                ------
  Total from Investment Operations .....................................................         (0.46)
                                                                                                ------
 Net Asset Value, End of Period ........................................................         $9.54
                                                                                                ======
 Total Investment Return at Net Asset Value(3) .........................................        (4.60%)(4)
 Total Adjusted Investment Return at Net Asset Value(3,5) ..............................        (4.61%)(4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ..............................................      $53,430
 Ratio of Expenses to Average Net Assets ...............................................        2.34%(6)
 Ratio of Adjusted Expenses to Average Net Assets(7) ...................................        2.44%(6)
 Ratio of Net Investment Loss to Average Net Assets ....................................       (0.13%)(6)
 Ratio of Adjusted Net Investment Loss to Average Net Assets(7) ........................       (0.23%)(6)
 Portfolio Turnover Rate ...............................................................          11%
 Fee Reduction Per Share(2) ............................................................           -  (8)


(1) Class A, Class B and Class C shares began operations on September 22, 2000.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation which does not take into consideration fee reductions by the Adviser during the period shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Less than $0.01 per share.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of each class. It shows how the Fund's net asset value for a share has changed since the beginning of the Fund's operations. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       11

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Growth Trends Fund



Schedule of Investments
October 31, 2000
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Growth Trends Fund on October 31, 2000. It's divided into two main categories:
common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES      VALUE
-------------------                              ----------------      ------

COMMON STOCKS
Banks - Foreign (2.49%)
 Bipop-Carire SpA (Italy) .....................        184,000      $1,455,419
 HSBC Holdings Plc (United Kingdom) ...........        239,000       3,405,233
 Julius Baer Holding Ltd. (Switzerland) .......            350       1,733,059
                                                                    ----------
                                                                     6,593,711
                                                                    ----------
Banks - United States (7.24%)
 Dexia SA (Belgium) ...........................         12,900       1,938,932
 Fifth Third Bancorp ..........................         65,000       3,339,375
 Mellon Financial Corp. .......................         67,000       3,232,750
 Northern Trust Corp. .........................         44,000       3,756,500
 State Street Corp. ...........................         25,900       3,230,766
 Wells Fargo & Co. ............................         79,600       3,686,475
                                                                    ----------
                                                                    19,184,798
                                                                    ----------
Broker Services (1.68%)
 Consors Discount Broker AG*
  (Germany) ...................................          7,695         613,106
 Schwab (Charles) Corp. .......................        109,000       3,828,625
                                                                    ----------
                                                                     4,441,731
                                                                    ----------
Computers (16.34%)
 America Online, Inc.* ........................         60,000       3,025,800
 Automatic Data Processing, Inc. ..............         32,000       2,090,000
 Cisco Systems, Inc.* .........................         60,000       3,232,500
 Dell Computer Corp.* .........................        100,000       2,950,000
 EMC Corp.* ...................................         30,000       2,671,875
 Exodus Communications, Inc.* .................         70,000       2,349,375
 Fiserv, Inc.* ................................         59,000       3,093,813
 Gateway, Inc.* ...............................         50,000       2,580,500
 i2 Technologies, Inc.* .......................         10,000       1,700,000
 Infospace.com, Inc.* .........................        140,000       2,817,500
 Inktomi Corp* ................................         40,000       2,537,500


                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES      VALUE
-------------------                              ----------------      ------

Computers (continued)
 Intuit, Inc.* ................................         38,000      $2,334,625
 Mercury Interactive Corp.* ...................         25,000       2,775,000
 Oracle Corp.* ................................         80,000       2,640,000
 Seagate Technology, Inc.* ....................         50,000       3,493,750
 Vignette Corp.* ..............................        100,000       2,981,250
                                                                    ----------
                                                                    43,273,488
                                                                    ----------
Electronics (8.03%)
 Altera Corp.* ................................         65,000       2,660,938
 Analog Devices, Inc.* ........................         35,000       2,275,000
 Applied Materials, Inc.* .....................         60,000       3,187,500
 Caliper Technologies Corp.* ..................         30,000       1,691,250
 Integrated Device Technology, Inc.* ..........         25,000       1,407,813
 KLA-Tencor Corp.* ............................         67,500       2,282,344
 Micron Technology, Inc.* .....................         80,000       2,780,000
 PMC-Sierra, Inc.* (Canada) ...................         10,000       1,695,000
 Solectron Corp.* .............................         75,000       3,300,000
                                                                    ----------
                                                                    21,279,845
                                                                    ----------
Fiber Optics (2.64%)
 Finisar Corp.* ...............................         70,000       2,016,875
 JDS Uniphase Corp.* ..........................         30,000       2,441,250
 Sycamore Networks, Inc.* .....................         40,000       2,530,000
                                                                    ----------
                                                                     6,988,125
                                                                    ----------
Finance (9.41%)
 American Express Co. .........................         47,000       2,820,000
 Amvescap Plc, American Depositary Receipt
  (ADR) (United Kingdom) ......................         38,000       4,308,250
 Banca Fideuram SpA (Italy) ...................        100,000       1,537,844
 Citigroup, Inc. ..............................         80,000       4,210,000
 Golden West Financial Corp. ..................         60,000       3,363,750
 MBNA Corp. ...................................         91,000       3,418,188
 MLP AG (Germany) .............................         17,000       2,322,892
 Morgan Stanley Dean Witter & Co. .............         36,500       2,931,406
                                                                    ----------
                                                                    24,912,330
                                                                    ----------
Insurance (10.05%)
 AFLAC, Inc. ..................................         56,500       4,128,031
 Ambac Financial Group, Inc. ..................         39,000       3,112,688
 American General Corp. .......................         48,000       3,864,000
 American International Group, Inc. ...........         34,500       3,381,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       12

=============================FINANCIAL STATEMENTS===============================

                    John Hancock Funds - Growth Trends Fund



                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES      VALUE
-------------------                              ----------------      ------

Insurance (continued)
 Hartford Financial Services Group, Inc.
  (The) .......................................        38,000       $2,828,625
 Marsh & McLennan Cos., Inc. ..................        28,500        3,726,375
 Reinsurance Group of America, Inc. ...........        60,000        2,242,500
 XL Capital Ltd. (Class A) ....................        43,500        3,344,063
                                                                    ----------
                                                                    26,627,282
                                                                    ----------
Medical (32.77%)
 Allergan, Inc. ...............................        20,000        1,681,250
 Amgen, Inc.* .................................       120,000        6,952,500
 Bristol-Myers Squibb Co. .....................       150,000        9,140,625
 Caremark Rx, Inc.* ...........................       143,400        1,792,500
 Cell Genesys, Inc.* ..........................        60,000        1,383,750
 COR Therapeutics, Inc.* ......................        87,400        4,938,100
 Datascope Corp. ..............................        50,000        1,731,250
 Emisphere Technologies, Inc.* ................        60,000        1,518,750
 Foundation Health Systems, Inc.* .............         8,700          175,631
 Galen Holdings Plc (United Kingdom) ..........       115,000        1,497,510
 Genentech, Inc.* .............................        40,000        3,300,000
 Genzyme Corp.* ...............................        27,800        1,973,800
 Guidant Corp.* ...............................        30,000        1,588,125
 HCA-The Healthcare Co. .......................        30,000        1,198,125
 HEALTHSOUTH Corp.* ...........................        50,000          600,000
 ILEX Oncology Inc.* ..........................        20,000          725,000
 InKine Pharmaceutical Co., Inc.* .............       110,000          990,000
 Johnson & Johnson ............................        20,000        1,842,500
 Lilly (Eli) & Co. ............................       100,000        8,937,500
 Medtronic, Inc. ..............................        30,000        1,629,375
 Millennium Pharmaceuticals, Inc.* ............        40,000        2,902,500
 Novartis AG (Switzerland) ....................         2,000        3,034,383
 OSI Pharmaceuticals, Inc.* ...................        40,000        2,880,000
 Pfizer, Inc. .................................       200,000        8,637,500
 QLT, Inc.* (Canada) ..........................        50,000        2,486,720
 Schering AG (Germany) ........................       102,300        5,712,886
 Sepracor, Inc. * .............................        30,000        2,043,750
 Smith & Nephew Plc, (ADR)
 (United Kingdom) .............................         3,300          135,713
 Smith & Nephew Plc (United Kingdom) ..........       167,000          685,710
 Syncor International Corp. ...................        50,000        1,284,375
 WebMD Corp.* .................................       300,000        3,412,500
                                                                    ----------
                                                                    86,812,328
                                                                    ----------
Mortgage Banking (1.13%)
 Fannie Mae ...................................        39,000        3,003,000
                                                                    ----------
Telecommunications (6.01%)
 Advanced Switching Communications,
  Inc.* .......................................           300            3,056


                                                                       MARKET
ISSUER, DESCRIPTION                              NUMBER OF SHARES      VALUE
-------------------                              ----------------      ------

Telecommunications (continued)
 Corning, Inc. ................................        35,000       $2,677,500
 Global Crossing Ltd.* (Bermuda) ..............       110,000        2,598,750
 Lucent Technologies, Inc. ....................       100,000        2,331,250
 Nokia Corp. (ADR) (Finland) ..................        70,000        2,992,500
 Nortel Networks Corp. ........................        50,000        2,275,000
 Primus Telecommunications Group,
  Inc. * ......................................       150,000          759,375
 QUALCOMM, Inc.* ..............................        35,000        2,278,829
                                                                    ----------
                                                                    15,916,260
                                                                    ----------
                            TOTAL COMMON STOCKS
                            (Cost $271,375,331)       (97.79%)     259,032,898
                                                     --------      -----------

                                       INTEREST      PAR VALUE
                                         RATE      (000s OMITTED)
                                       --------    --------------

SHORT-TERM INVESTMENTS
Repurchase Agreement (1.64%)
 Investment in a repurchase
  agreement transaction with
  UBS Warburg, Inc. - Dated
  10-31-00, due 11-01-00
 (Secured by U.S. Treasury
  Bond, 5.25%, due 02-15-29)
  - Note A ..........................    6.56%         $4,333        4,333,000
                                                                    ----------
                  TOTAL SHORT-TERM INVESTMENTS         (1.64%)       4,333,000
                                                     --------     ------------
                             TOTAL INVESTMENTS        (99.43%)     263,365,898
                                                     --------     ------------
             OTHER ASSETS AND LIABILITIES, NET         (0.57%)       1,504,597
                                                     --------     ------------
                              TOTAL NET ASSETS       (100.00%)    $264,870,495
                                                     ========     ============

* Non-income producing security.


                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - Growth Trends Fund


NOTE A -
ACCOUNTING POLICIES

John Hancock Growth Trends Fund (the "Fund") is a diversified series of John Hancock Equity Trust, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital. The Fund will invest in a number of industry groups without concentration in any particular industry.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund have been borne by the Fund. Offering costs have been deferred and are charged to the Fund's operations ratably over a twelve-month period from the commencement of the operations of the Fund.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - Growth Trends Fund


income tax provision is required. For federal income tax purposes, at October 31, 2000 the fund has $307,599 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gain distribution will be made. The Fund's carryforwards expire as follows: October 31, 2008 - $307,599.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

         The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of 1.00% of the Fund's average daily net asset value. The Adviser has subadvisory agreements with American Fund Advisors, Inc. and Mercury Advisors. The Fund is not responsible for the payment of the subadvisers' fees.

         The Adviser has voluntarily agreed to limit the Fund's total expenses (excluding 12b-1 fees) to 1.35% of the Fund's average daily net asset value, at least until February 28, 2001. During the period ended October 31, 2000, the expense reduction amounted to $26,051.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         During the period ended October 31, 2000, JH Funds received net up-front sales charges of $244,182 with regard to sales of Class A shares. Of this amount, $37,514 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $151,271 was paid as sales commissions to unrelated broker-dealers and $55,397 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. All Class C shares retail purchases are assessed a 1.00% up-front sales charge. During the period ended October 31, 2000, JH Funds received net up-front sales charges of $387,732 with regard to sales of Class C shares. Of this amount, $380,235 was paid as sales commissions to unrelated broker-dealers and $7,497 was paid as sales commissions to sales personnel of Signator Investors.

         Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase

==========================NOTES TO FINANCIAL STATEMENTS=========================

                    John Hancock Funds - Growth Trends Fund


will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended October 31, 2000, the Fund received $17,478 related to Class B shares and no CDSCs related to Class C shares.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended October 31, 2000, aggregated $287,094,187 and $15,386,669, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended October 31, 2000.

         The cost of investments owned at October 31, 2000 (including short-term investments) for federal income tax purposes was $275,732,919. Gross unrealized appreciation and depreciation of investments aggregated $7,466,190 and $19,833,211, respectively, resulting in net unrealized depreciation of $12,367,021.

NOTE D -
RECLASSIFICATION OF ACCOUNTS

During the period ended October 31, 2000, the Fund has reclassified amounts to reflect a decrease in net realized loss on investments of $40,670, an increase in undistributed net investment income of $170,987 and a decrease in capital paid-in of $211,657. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary difference, as of October 31, 2000. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net realized gain/loss on foreign currency transactions and treatment of offering costs in computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.

================================================================================

                    John Hancock Funds - Growth TRends Fund


REPORT OF INDEPENDENT AUDITORS
To the Shareholders of
John Hancock Growth Trends Fund
and the Trustees of John Hancock Equity Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Growth Trends Fund (a series of John Hancock Equity Trust), at October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period from September 22, 2000 (commencement of operations) through October 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 2000

======================================NOTES=====================================

                     John Hancock Funds - Growth Trends Fund

======================================NOTES=====================================

                     John Hancock Funds - Growth Trends Fund

================================================================================

                                                               -----------------
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--------------------------------------------------------------------------------
         This report is for the information of the shareholders of the John Hancock Growth Trends Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

Printed on Recycled Paper                                            4600A 10/00
                                                                           12/00